As filed with the Securities and Exchange Commission on December 14, 2011

File Nos. 333-114788

811-21569

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 14	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 16	☒

(Check appropriate box or boxes)

PIONEER IBBOTSON ASSET ALLOCATION SERIES

(Exact Name of Registrant as Specified in Charter)

60 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 742-7825

Terrence J. Cullen, Pioneer Investment Management, Inc.,

Boston, Massachusetts 02109

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on December 1, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 14 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 14th day of December, 2011.

PIONEER IBBOTSON ASSET ALLOCATION SERIES

By:	/s/ Daniel K. Kingsbury
Daniel K. Kingsbury
Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on December 14, 2011:

Signature	Title

John F. Cogan, Jr.* John F. Cogan, Jr.	Chairman of the Board, President (Principal Executive officer) and Trustee

Mark E. Bradley* Mark E. Bradley	Treasurer (Principal Financial and Accounting officer)

David R. Bock* David R. Bock	Trustee

Mary K. Bush* Mary K. Bush	Trustee

Benjamin M. Friedman* Benjamin M. Friedman	Trustee

Margaret B. W. Graham* Margaret B. W. Graham	Trustee

/s/ Daniel K. Kingsbury	Trustee
Daniel K. Kingsbury

Thomas J. Perna* Thomas J. Perna	Trustee

Marguerite A. Piret* Marguerite A. Piret	Trustee

Stephen K. West* Stephen K. West	Trustee

*By:	/s/ Daniel K. Kingsbury	Dated: December 14, 2011
Daniel K. Kingsbury
Attorney-in-fact

EXHIBIT INDEX

Exhibit No.	Description

EX-101. INS	XBRL Instance Document

EX-101. SCH	XBRL Taxonomy Extension Schema Document

EX-101. CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101. DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101. LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101. PRE	XBRL Taxonomy Extension Presentation Linkbase